Subsidiary Preferred Shares - Narrative (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 29, 2019 USD ($) shares	Apr. 04, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	May 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 19, 2019 shares	Jul. 01, 2019 USD ($)	Mar. 15, 2019 USD ($)
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares						$ 0	$ 0	$ 152,030
Number of shares issued and fully paid | shares						285,885,025	285,370,619
Financial liabilities, at fair value						$ 153,633	$ 110,441
Subsidiary Preferred Shares
Subsidiary Preferred Shares [Line Items]
Financial liabilities, at fair value						118,972	$ 100,989
Gelesis [Member] | Subsidiary Preferred Shares
Subsidiary Preferred Shares [Line Items]
Financial liabilities, at fair value										$ (175,600)
Karuna [Member] | Subsidiary Preferred Shares
Subsidiary Preferred Shares [Line Items]
Financial liabilities, at fair value											$ (31,700)
Series A-2 Preferred [Member] | Sonde [Member]
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares	$ 2,000	$ 11,100				4,800
Number of shares issued and fully paid | shares	1,052,632
Series A-2 Preferred [Member] | Sonde [Member] | Outside investors
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares		5,300
Series A-2 Preferred [Member] | Sonde [Member] | PureTech Health LLC
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares		$ 5,800
Series 2 Growth financing | Gelesis [Member]
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares				$ 10,200
Number of shares issued and fully paid | shares				799,894
Series 2 Growth financing | Gelesis [Member] | Outside investors
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares				$ 8,600
Series 2 Growth financing | Gelesis [Member] | PureTech Health LLC
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares				$ 1,700
Series A-3 Preferred [Member] | Follica [Member]
Subsidiary Preferred Shares [Line Items]
Number of shares on conversion from notes | shares									17,639,204
Series A-3 Preferred [Member] | Follica [Member] | Outside investors
Subsidiary Preferred Shares [Line Items]
Number of shares on conversion from notes | shares									2,422,990
Number Of Shares Held | shares									2,422,990
Series A-3 Preferred [Member] | Follica [Member] | PureTech Health LLC
Subsidiary Preferred Shares [Line Items]
Number of shares on conversion from notes | shares									15,216,214
Series C-2 Preferred [Member] | Vedanta [Member]
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares					$ 18,700	$ 9,000
Series C-2 Preferred [Member] | Vedanta [Member] | Outside investors
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares			$ 16,600
Number of shares issued and fully paid | shares			711,772
Share purchase price			23.38
Common shares [member] | Follica [Member]
Subsidiary Preferred Shares [Line Items]
Number of shares on conversion from notes | shares									14,200,044
Common shares [member] | Follica [Member] | Outside investors
Subsidiary Preferred Shares [Line Items]
Number of shares on conversion from notes | shares									1,981,944
Common shares [member] | Follica [Member] | PureTech Health LLC
Subsidiary Preferred Shares [Line Items]
Number of shares on conversion from notes | shares									12,777,287